Other Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 11 — OTHER ASSETS

The following table includes the components of other assets. The increases from December 31, 2022 primarily reflect other assets associated with the SVBB Acquisition, as described in Note 2—Business Combinations.

Other Assets

dollars in millions	December 31, 2023	December 31, 2022
Affordable housing tax credit and other unconsolidated investments (1)	$2,052	$762
Accrued interest receivable	832	329
Fair value of derivative financial instruments	640	159
Pension assets	474	343
Right of use assets for operating leases, net	354	345
Income tax receivable	209	275
Counterparty receivables	114	98
Bank-owned life insurance	105	586
Nonmarketable equity securities	103	58
Other real estate owned	58	47
Mortgage servicing rights	25	25
Federal Home Loan Bank stock	20	197
Other (2)	871	1,145
Total other assets	$5,857	$4,369
(1)    Refer to Note 10—Variable Interest Entities for additional information.
(2)    The balance at December 31, 2022 included $607 million related to bank-owned life insurance policies that were terminated, but not cash-settled. These items cash-settled during 2023.